Financial risk management activities - Fair value of financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 79	$ 48	$ 48
Borrowings	2,103	1,984	$ 2,239
Level 3
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	402	463
Deferred consideration asset	103	0
Level 3 | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	360	243
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	402	463
Deferred consideration asset	103	0
Level 3 | Fair value | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	360	243
Level 1 | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,743	1,741
Level 1 | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	85	53
Level 1 | Fair value | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,685	1,631
Level 1 | Fair value | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	85	53
Mponeng
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	19
Mponeng | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	19	23
Mponeng | Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	19	23
Gramalote
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	26
Gramalote | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	26	25
Gramalote | Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	26	25
Mansala | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	21	0
Mansala | Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	21	0
Doropo and ABC | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	13	0
Doropo and ABC | Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 13	$ 0